TAXATION	12 Months Ended
Jun. 30, 2025
TAXATION
TAXATION

9.    TAXATION

The balances of income tax and minimum presumed income tax recoverable and payable are as follows:

	06/30/2025	06/30/2024
Current assets
Income tax	1,864,817	655,691
	1,864,817	655,691
Non-current assets
Income tax	17,995	10,889
	17,995	10,889

	06/30/2025	06/30/2024
Liabilities
Income tax	452,800	4,825,271
	452,800	4,825,271

The roll forward of net deferred tax as of June 30, 2025 and 2024 is as follows:

	06/30/2025	06/30/2024
Beginning of the period deferred tax	(25,296,931)	(28,472,383)
Additions for business combination	—	(996,824)
Charge for the period	134,770	5,115,586
Conversion difference	(43,779)	(943,310)
Total net deferred tax	(25,205,940)	(25,296,931)

The roll forward of deferred tax assets and liabilities as of June 30, 2025 and 2024 are as follows:

		Income
	Balance	tax	Conversion	Balance
Deferred tax assets	06/30/2024	provision	difference	30/06/2025
Tax Loss-Carry Forward	21,582,404	31,609	(88,088)	21,525,925
Changes in fair value of financial assets or liabilities	875	—	(211)	664
Trade receivables	437,352	572,129	(362)	1,009,119
Allowances	447,526	463,297	6,729	917,552
Royalties	764,891	(18,311)	(2,189)	744,391
Others	2,750,935	(2,201,952)	(63,039)	485,944
Total deferred tax assets	25,983,983	(1,153,228)	(147,160)	24,683,595

		Income
	Balance	tax	Conversion	Balance
Deferred tax liabilities	06/30/2024	provision	difference	30/06/2025
Intangible assets	(28,312,803)	62,914	41,870	(28,208,019)
Property, plant and equipment depreciation	(14,609,276)	(703,042)	(2,410)	(15,314,728)
Inflation tax adjustment	(162,915)	70,804	65,303	(26,808)
Inventories	(7,560,403)	1,429,429	—	(6,130,974)
Others financial assets	(460,306)	436,364	—	(23,942)
Right-of-use leased asset	(190,086)	10,505	(1,382)	(180,963)
Others	14,875	(18,976)	—	(4,101)
Total deferred tax liabilities	(51,280,914)	1,287,998	103,381	(49,889,535)

Net deferred tax	(25,296,931)	134,770	(43,779)	(25,205,940)

		Additions	Income
	Balance	for business	tax	Conversion	Balance
Deferred tax assets	06/30/2023	combination	provision	difference	30/06/2024
Tax Loss-Carry Forward	16,701,783	—	5,655,758	(775,137)	21,582,404
Changes in fair value of financial assets or liabilities	3,107	—	—	(2,232)	875
Trade receivables	354,741	—	212,688	(130,077)	437,352
Allowances	796,606	—	(297,513)	(51,567)	447,526
Royalties	723,083	—	48,310	(6,502)	764,891
Others	4,210,435	765,384	(2,094,736)	(130,148)	2,750,935
Total deferred tax assets	22,789,755	765,384	3,524,507	(1,095,663)	25,983,983

		Additions	Income
	Balance	for business	tax	Conversion	Balance
Deferred tax liabilities	06/30/2023	combination	provision	difference	30/06/2024
Intangible assets	(28,798,967)	(495,346)	867,747	113,763	(28,312,803)
Property, plant and equipment depreciation	(13,620,151)	(211,136)	(784,369)	6,380	(14,609,276)
Inflation tax adjustment	(566,759)	—	386,486	17,358	(162,915)
Inventories	(5,979,778)	(940,231)	(640,394)	—	(7,560,403)
Others financial assets	(2,150,406)	—	1,690,100	—	(460,306)
Right-of-use leased asset	(120,440)	(115,495)	30,997	14,852	(190,086)
Others	(25,637)	—	40,512	—	14,875
Total deferred tax liabilities	(51,262,138)	(1,762,208)	1,591,079	152,353	(51,280,914)

Net deferred tax	(28,472,383)	(996,824)	5,115,586	(943,310)	(25,296,931)

Principal statutory taxes rates in the countries where the Group operates for all of the years presented are:

	06/30/2025	06/30/2024	06/30/2023
Current tax expense	(1,408,386)	(8,894,201)	(1,311,505)
Deferred tax	134,770	5,115,586	2,380,157
Total	(1,273,616)	(3,778,615)	1,068,652

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	06/30/2025	06/30/2024	06/30/2023
Earning before income tax-rate	(57,571,637)	11,067,598	19,105,947
Income tax expense by applying tax rate in force in the respective countries	13,417,515	(2,532,953)	1,331,544
Share of profit or loss of subsidiaries, joint ventures and associates	(294,638)	1,371,636	241,301
Stock options charge	(167,601)	(1,351,831)	(558,026)
Non-deductible expenses	(4,027,734)	(1,468,643)	(371,316)
Tax inflation adjustment	3,211,529	8,788,533	7,920,895
Result of inflation effect on monetary items and other finance results	(1,391,617)	(8,999,710)	(8,120,822)
Derecognition of tax loss carryforwards	(10,935,018)	—	—
Others	(1,086,052)	414,353	625,076
Income tax expenses	(1,273,616)	(3,778,615)	1,068,652

Derecognition of tax loss carryforwards totaling $10.9 million across BCS Holding Inc. ($2.4M), RASA Holding LLC ($1.5M), Bioceres Crops S.A. ($0.4M), Bioceres Semillas ($4.5M), and Bioceres Crops do Brasil Ltda. ($2.2M), primarily due to a shift in the HB4 program’s business model affecting the allocation of taxable profits.

The income tax expense was calculated by applying the tax rate in force in the respective countries, as follows:

	June 30, 2025
	Earnings	Weight
	before	average
	income tax-	applicable tax
Tax jurisdiction	rate	rate	Income tax
Low or null taxation jurisdictions	(9,187,121)	0.0%	—
Profit-making entities	—	—	—
Loss-making entities	(48,384,516)	27.8%	13,417,515
	(57,571,637)		13,417,515

	June 30, 2024
	Earnings	Weight
	before	average
	income tax-	applicable tax
Tax jurisdiction	rate	rate	Income tax
Low or null taxation jurisdictions	10,464,257	0.0%	—
Profit-making entities	30,435,214	34.7%	(10,560,379)
Loss-making entities	(29,831,873)	26.9%	8,027,426
	11,067,598		(2,532,953)

	June 30, 2023
	Earnings	Weight
	before	average
	income tax-	applicable tax	Income
Tax jurisdiction	rate	rate	tax
Low or null taxation jurisdictions	29,696,082	0.0%	—
Profit-making entities	10,484,562	34.1%	(3,577,918)
Loss-making entities	(21,074,697)	23.3%	4,909,462
	19,105,947		1,331,544

The charge for income tax charged directly to profit or loss and the amount and expiry date of carry forward tax losses as of June 30, 2025 are as follows:

		Tax-Loss Carry
		forward applying
		tax rate in force
	Tax-Loss Carry	in the respective
Tax jurisdiction	forward	countries	Expiration
United States of America	69,459,595	14,586,515	—
Brazil	13,624,448	4,632,313	—
Argentina	213,252	53,313	2029
Argentina	6,467,278	2,033,203	2030
France	882,319	220,581	—
Total	90,646,892	21,525,925

The amount of tax losses for the fiscal year ended on June 30, 2025 is an estimate of the amount to be presented in the tax return.

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to use the deferred tax assets (both carryforward of unused tax losses and deductible temporary differences) and the credit of minimum presumed income tax because their future utilization depends on the generation of enough future taxable income by the entities within the Group during the periods in which those temporary differences are deductible or when the unused tax losses can be used.

Based on the projections of future taxable income for the periods in which the deferred tax assets are deductible, the Group’s management estimates that, except for the part of deferred tax asset that were unrecognized (tax loss carry forward for USD 10.9 million as of June 30, 2025), it is probable that the entities within the Group can utilize those deferred tax assets, which depends, among other factors, on the success of the current projects of agricultural biotechnology, the future market price of commodities and the market share of the entities within the Group.

The estimates of management about the demonstrability of the recognition criteria for these deferred tax assets and their subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and the use of reasonable and supportable assumptions in the projections of future taxable income. Therefore, the Consolidated financial statements do not include adjustments that could result if the entities within the Group would not be able to recover the deferred tax assets through the generation of enough future taxable income.